Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 958,818,661	$ 146,945,389	¥ 3,264,287,925	¥ 2,491,316,213
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for receivables and other assets	1,641,362,182	251,549,760	2,283,126,141	1,178,723,206
Depreciation and amortization	10,424,113	1,597,565	16,704,682	12,065,648
Amortization of lease right-of-use assets	33,525,924	5,138,073	30,856,490
Loss on disposal of property and equipment			278,718	137,268
Accrued interest of convertible senior notes	27,107,232	4,154,365	23,934,289
Income from the repurchase of convertible senior notes	(622,109,001)	(95,342,376)
Share-based compensation expense	45,633,820	6,993,689	87,299,053	57,981,487
Share of loss from equity method investment	370,038,652	56,710,905	3,419,825	11,319,279
Unrealized Investment income of short-term Investment	(45,478,742)	(6,969,922)	(3,584,153)	(10,117,286)
Foreign exchange (gain)/loss, net	107,144	16,421	(6,635,208)	90,771,459
Changes in operating assets and liabilities:
Financing service fee receivables	77,321,929	11,850,104	3,873,447	112,068,030
Finance lease receivables			330,214,661
Contract assets	2,899,485,965	444,365,665	(2,096,477,837)	(799,992,914)
Receivables from related parties			2,071	372,812
Deferred tax assets and liabilities	132,655,274	20,330,310	132,112,749	(127,952,203)
Other current and non-current assets	438,899,289	67,264,259	(119,570,060)	(137,098,248)
Interest payables	(10,843,333)	(1,661,813)	(73,479,202)	(62,457,896)
Payables to related parties				(3,108,873)
Guarantee liabilities	(251,768,288)	(38,585,178)	(39,138,657)	255,623,253
Risk assurance liabilities	(2,328,042,357)	(356,788,101)	1,254,361,399
Operating lease liabilities	(26,406,203)	(4,046,928)	(27,876,445)
Other current and non-current liabilities	(879,020,326)	(134,715,759)	439,679,436	262,667,592
Net cash provided by operating activities	2,471,711,935	378,806,428	5,503,389,324	3,332,318,827
Cash flows from investing activities:
Proceeds from redemption of short-term investments	11,815,240,269	1,810,764,792	457,817,239	1,662,675,701
Proceeds from redemption of long-term investments	50,985,560	7,813,879
Proceeds from collection of loan principal	20,724,809,596	3,176,216,030	22,140,852,309	35,184,841,574
Principal collection of finance lease receivables	273,855,570	41,970,202		222,069,392
Proceeds from collection of loan principal due from related parties	0	0		1,000,000
Proceeds from disposal of long-term assets	0	0	530,975
Purchases of short-term investments	(16,802,875,965)	(2,575,153,405)	(454,233,086)	(1,352,558,415)
Purchases of property and equipment, intangible assets and land lease right of use asset	(221,786,498)	(33,990,268)	(76,389,281)	(140,387,756)
Purchases of long-term investments	(76,403,621)	(11,709,367)	(222,709,723)
Purchases of equity method investment	(738,758,741)	(113,219,730)	(15,000,000)
Payments to originate loan principal	(18,294,941,866)	(2,803,822,508)	(22,760,427,250)	(37,036,365,868)
Purchase of current assets held for lease	0	0		(1,332,008,977)
Net cash used in investing activities	(3,269,875,696)	(501,130,375)	(929,558,817)	(2,790,734,349)
Cash flows from financing activities:
Proceeds from deposits to funding	235,245,240	36,052,910
Proceeds from borrowings	102,415,457	15,695,855	2,251,563,000	2,644,659,751
Proceeds from convertible senior notes, net of issuance cost			2,289,629,341
Proceeds from related parties				513,847,929
Proceeds from issuance of shares of subsidiary	10,000,000	1,532,567
Refund of guarantee deposits from Funding Partners				396,555,231
Proceeds from exercise of share options	431	66	4,322	2,458
Payments to related parties				(2,231,923)
Repayment of borrowings	(1,038,727,000)	(159,191,877)	(5,402,354,040)	(8,025,871,949)
Repurchase of ordinary shares	(15,528,092)	(2,379,784)	(2,087,241,398)	(1,410,222,466)
Repurchase of convertible senior notes	(859,219,671)	(131,681,176)
Payments for interest of convertible senior notes	(25,457,967)	(3,901,604)
Payments for IPO expenditure				(1,378,058)
Purchase of capped call option			(192,804,602)
Payments of deposits to funding			(231,131,760)
Payments of guarantee deposits to Funding Partners				(843,200,007)
Net cash used in financing activities	(1,591,271,602)	(243,873,043)	(3,372,335,137)	(6,727,839,034)
Effect of exchange rate changes	(56,189,971)	(8,611,490)	76,077,072	(57,682,237)
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	(2,445,625,334)	(374,808,480)	1,277,572,442	(6,243,936,793)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	4,118,587,358	631,201,128	2,841,014,916	9,084,951,709
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	1,672,962,024	256,392,648	4,118,587,358	2,841,014,916
Reconciliation of cash and cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	1,537,557,823	235,641,046	2,860,938,368	2,501,188,374
Restricted cash and cash equivalents	135,404,201	20,751,602	1,257,648,990	339,826,542
Total cash and cash equivalents, and restricted cash and cash equivalents	1,672,962,024	256,392,648	4,118,587,358	2,841,014,916
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	638,407,957	97,840,300	263,971,349	208,640,115
Interest expense paid	¥ 26,083,616	$ 3,997,489	¥ 361,721,059	¥ 609,826,651